Expense Example, No Redemption - Nuveen Missouri Municipal Bond Fund	Sep. 30, 2020 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 495
Expense Example, No Redemption, 3 Years	656
Expense Example, No Redemption, 5 Years	830
Expense Example, No Redemption, 10 Years	1,334
Class C2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	134
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	723
Expense Example, No Redemption, 10 Years	1,590
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	714
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	$ 1,867